Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Operating expenses:
Research and development	$ 549	$ 535	$ 2,142	$ 1,808	$ 2,219	$ 11,165
General and administrative	1,497	1,804	5,122	7,793	9,112	7,866
Total operating expenses	2,046	2,339	7,264	9,601	11,331	19,031
Loss from operations	(2,046)	(2,339)	(7,264)	(9,601)	(11,331)	(19,031)
Other income (expense):
Interest expense	(343)	(116)	(1,003)	(542)	(852)	(3,056)
Other income (expense), net		319	(1)	318	324	431
Reorganization items, net		(40)		(106)	(145)	(331)
Net loss	(2,389)	(2,176)	(8,268)	(9,931)	(12,004)	(21,987)
Other comprehensive income
Comprehensive loss	$ (2,389)	$ (2,176)	$ (8,268)	$ (9,931)	$ (12,004)	$ (21,987)
Basic and diluted net loss per common share	$ (0.02)	$ (0.02)	$ (0.07)	$ (0.11)	$ (0.13)	$ (1.47)
Weighted average common shares outstanding used to calculate basic and diluted net loss per common share	112,766,614	109,766,974	111,303,918	89,655,878	94,756,375	14,975,370